Shareholders' Equity (Details 2) - Restricted Stock Units (RSUs) [Member] $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) shares
Number of RSUs
Options outstanding, beginning balance	240,054
Granted	30,200
Vested	(36,958)
Cancelled and forfeited	(4,450)
Options outstanding, ending balance	228,846
Vested and expected to vest at June 30, 2018	228,846
Weighted average remaining contractual term (in years)
Options outstanding, beginning balance, Weighted average remaining contractual term (in years)	1 year 8 months 26 days
Options outstanding, ending balance, Weighted average remaining contractual term (in years)	1 year 6 months 18 days
Vested and expected to vest at June 30, 2018	1 year 6 months 18 days
Aggregate intrinsic value
Outstanding, beginning balance | $	$ 4,765
Outstanding, ending balance | $	4,520
Vested and expected to vest at June 30, 2018 | $	$ 4,520